Debt (Schedule Of Minimum Principal Payments) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2014	Jul. 31, 2014
2015	$ 454
2016	1,355
2017	1,832
2018	2,134
2019	1,460
2020	1,815
Notes payable principal	9,050	4,050
SVB Term Note [Member]
2015	454
2016	605
2017	832
2018	1,134
2019	1,210
2020	1,815
Notes payable principal	6,050
TCS Note [Member]
2016	750
2017	1,000
2018	1,000
2019	250
Notes payable principal	$ 3,000